Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit (loss), attributable to non-controlling interests	£ 80	£ 234	[1]
Equity attributable to non-controlling interest	1,231	1,223
Dividends paid to non-controlling interest	80	234	[1]
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests	0	0	[1]
Equity attributable to non-controlling interest	11	3
Dividends paid to non-controlling interest	0	0	[1]
Preference shares [member]
Equity attributable to non-controlling interest	529	529
Preference shares [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests	41	204	[1]
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	41	204	[1]
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests	39	30	[1]
Equity attributable to non-controlling interest	691	691
Dividends paid to non-controlling interest	£ 39	£ 30	[1]

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to Upper Tier 2 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded directly in equity . Comparatives have been restated, increasing p rofit attributable to non-controlling i nterest and d ividends paid to non-controlling interest by £8m. Further detail can be found in Note 1.